Income Taxes - Unrecognized tax benefit (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrecognized tax benefits
Unrecognized tax benefits, beginning of period	$ 0	$ 0
Unrecognized tax benefits, end of period	0	0	$ 0
TEMPO AUTOMATION INC
Unrecognized tax benefits
Unrecognized tax benefits, beginning of period	$ 411,000	411,000	411,000
Unrecognized tax benefits, end of period		$ 411,000	$ 411,000